Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	PEAPACK-GLADSTONE FINANCIAL CORPORATION
Entity Central Index Key	0001050743
Amendment Flag	false
Document Fiscal Period Focus	FY